Condensed Consolidated Statements of Stockholder's Equity (Parenthetical) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Dividend to stockholder of UL Solutions (in dollars per share)	$ 0.25	$ 0.20	$ 3.40	$ 8.00	$ 1.00